Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,631,000
Previously Paid Amount	0.00
Total Fee Amount	225.24
Total Offset Amount	0.00
Net Fee	225.24
Narrative - Max Aggregate Offering Price	$ 1,631,000
Final Prospectus	true